SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Jan. 01, 2020
Commitments and Contingencies Disclosure [Abstract]
2025	$ 641,052	$ 1,116,277
2026	660,284	641,052
2027	680,092	660,284
2028	700,495	680,092
2029	721,510	700,495
2030	743,155	721,510
2031	765,450	743,155
2032	788,413	765,450
2033	812,065	788,413
2034	418,214	812,065
2035		418,214
Total lease payments	7,167,093	8,047,006
Less : Imputed interest	(2,675,542)	(3,030,599)
Present Value of Lease Liabiltiy	$ 4,491,551	$ 5,016,408	$ 434,153
Operating Lease, Remaining Term in Years	10 years 6 months	10 years 6 months